Property, Plant and Equipment - Summary of Cost for Exploratory Wells (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 ARS ($) Well Project	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)
Disclosure Of Property Plant And Equipment Capitalized Cost Evolution [line items]
Amount	$ 63,681	$ 28,629	$ 24,944
Exploration well [member]
Disclosure Of Property Plant And Equipment Capitalized Cost Evolution [line items]
Amount	$ 1,031
Number of projects | Project	4
Number of Wells | Well	9
Exploration well [member] | From 1 to 5 years [member]
Disclosure Of Property Plant And Equipment Capitalized Cost Evolution [line items]
Amount	$ 656
Number of projects | Project	3
Number of Wells | Well	8
Exploration well [member] | More than 5 years [member]
Disclosure Of Property Plant And Equipment Capitalized Cost Evolution [line items]
Amount	$ 375
Number of projects | Project	1
Number of Wells | Well	1